Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	1-11961
Entity Registrant Name	Carriage Services, Inc.
Entity Central Index Key	0001016281
Entity Tax Identification Number	76-0423828
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3040 Post Oak Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	332-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	CSV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false